Filed pursuant to Rule 497(e)
Registration Nos. 033-12213; 811-05037

Supplement dated May 1, 2026
to the Statement of Additional Information (“SAI”)
dated June 30, 2025, of:

OSTERWEIS FUND – OSTFX
OSTERWEIS STRATEGIC INCOME FUND – OSTIX
OSTERWEIS GROWTH & INCOME FUND – OSTVX
OSTERWEIS OPPORTUNITY FUND – OSTGX

(the “Funds”)
a series of Professionally Managed Portfolios (the “Trust”)

Effective April 3, 2026, Mr. Jason Hadler resigned from his roles as President and Principal Executive Officer of the Trust. All references in the SAI to Mr. Hadler should be disregarded. Also effective April 3, 2026, the Board of Trustees of the Trust appointed Mr. Craig Benton to serve as the new President and Principal Executive Officer of the Trust and Ms. Kathryn LaPlante-Johnson to serve as the new Treasurer, Vice President, Principal Financial and Accounting Officer.

Accordingly, the lower table in the “Trustees and Officers” section of the SAI is hereby removed and replaced with the following:

Name, Year of Birth and Address	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held During the Past 5 Years
Officers of the Trust
Craig Benton (born 1985) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	President & Principal Executive Officer	Indefinite Term; Since April 2026.	Assistant Vice President, U.S. Bank Global Fund Services since November 2007.	Not Applicable.	Not Applicable.
Elaine E. Richards (born 1968) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Secretary & Vice President	Indefinite Term; Since September 2024.	Senior Vice President, U.S. Bank Global Fund Services since July 2007.	Not Applicable.	Not Applicable.

Kathryn E. LaPlante Johnson (born 1998) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Treasurer, Vice President, Principal Financial Officer & Principal Accounting Officer	Indefinite Term; Since April 2026.	Mutual Funds Administrator, U.S. Bank Global Fund Services since June 2020.	Not Applicable.	Not Applicable.
Nicholas A. Moll (born 1998) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite Term; Since November 2024.	Mutual Funds Administrator, U.S. Bank Global Fund Services since December 2022.	Not Applicable.	Not Applicable.
Keana Hang (born 1999) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite Term; Since May 2025.	Mutual Funds Administrator, U.S. Bank Global Fund Services since February 2022.	Not Applicable.	Not Applicable.
Gazala Khan (born 1969) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Chief Compliance Officer Anti-Money Laundering Officer	Indefinite Term; Since November 2022.	Vice President and Compliance Officer, U.S. Bank Global Fund Services since July 2022; Chief Compliance Officer Matthews Asia Fund (May 2019-July 15, 2022); Chief Compliance Officer GS Trust/VIT (June 2009-May 2019); Vice President GSAM (May 2005-June 2009); Staff Accountant, SEC Office of Compliance Inspection and Examination (1999-2005).	Not Applicable.	Not Applicable.
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Please retain this supplement with your SAI for future reference.
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